Expense Example - FidelityMassachusettsMunicipalMoneyMarketFund-PremiumPRO - FidelityMassachusettsMunicipalMoneyMarketFund-PremiumPRO - Fidelity Massachusetts Municipal Money Market Fund - Fidelity Massachusetts Municipal Money Market Fund - Premium Class
Mar. 30, 2024 USD ($)
Expense Example:
1 year	$ 31
3 years	97
5 years	169
10 years	$ 381